Licensing Agreement	12 Months Ended
Dec. 31, 2011
Licensing Agreement [Abstract]
Licensing Agreement

19. Licensing Agreement

On October 26, 2010, the Company licensed the intellectual property relating to its stationary power products, GenCore and GenSys, to IdaTech plc on a non-exclusive basis.  Plug Power maintains ownership of, and the right to use, the patents and other intellectual property licensed to IdaTech.  As part of the transaction, Plug Power also sold inventory, equipment and certain other assets related to its stationary power business. Total consideration for the licensing and assets was $5 million and was received during October 2010. The consideration was subject to reduction by a maximum of $1 million in the event that the Company did not deliver certain of the assets sold. As of December 31, 2010, $1.0 million was included in assets held for sale and $1.0 million was included in other current liabilities in the consolidated balance sheets.  Upon delivery of those certain assets in the quarter ended June 30, 2011 the $1.0 million in consideration was released.